Segment Information and Geographic Data - Schedule of Revenue and Property, Plant and Equipment by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information and geographic data
Revenues	$ 19,289	$ 11,875	$ 30,918
Property, Plant and Equipment, Net	3,804	3,275
Switzerland
Segment information and geographic data
Revenues	1,057	571	1,752
Property, Plant and Equipment, Net	49	74
Rest of EMEA
Segment information and geographic data
Revenues	4,266	1,964	8,943
Property, Plant and Equipment, Net	3,755	3,201
North America
Segment information and geographic data
Revenues	10,619	7,642	16,646
Asia Pacific
Segment information and geographic data
Revenues	3,227	1,642	3,466
Latin America
Segment information and geographic data
Revenues	$ 120	$ 56	$ 111